Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Outstanding Warrants
A summary of the outstanding warrants at both December 31, 2019 and March 31, 2020 is as follows:

Date Granted	Number	Exercise Price	Expiration Date
6/17/2015	5,267,959	$2.8474	7/17/2022
12/7/2015	5,267,959	$2.8474	7/17/2022
9/7/2016	5,268,035	$2.8474	7/17/2022
7/11/2017	5,268,034	$2.8474	7/17/2022

Schedule of Unvested Profits Interest Unit Activity

Unvested profits interests unit’s activity for the year ended December 31, 2019 and 2018, was as follows:

	Number of Nonvested Profits Interests	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2018	9,765,439	0.08
Granted	16,143,382	0.22
Vested	(4,790,327)	0.07
Forfeited	(1,186,217)	0.12

Outstanding at December 31, 2018	19,932,277	0.19

Granted	19,643,100	0.16
Vested	(7,044,620)	0.14
Forfeited	(10,588,658)	0.21

Outstanding at December 31, 2019	21,942,099	0.18

Expected to vest at December 31, 2018	19,932,277

Expected to vest at December 31, 2019	21,942,099

Schedule of Value Profits Interests Granted
The assumptions used to value profits interests granted during the six months ended June 30, 2020 and 2019 are as follows:

	June 30, 2020	June 30, 2019
Expected term (in years)	6.0	6.0
Risk-free rate	0.36%	2.43%
Expected volatility	140.45%	72.02%
Expected dividend yield	0%	0%

The assumptions used to value profits interests granted during the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
Expected term (in years)	6.0	6.0
Risk-free rate	1.74%	2.51%
Expected volatility	72.75%	60.28%
Expected dividend yield	0.00%	0.00%

Schedule of Unvested Restricted Stock Activity

A summary of the Company’s unvested restricted stock activity and related information during the six months ended June 30, 2020 is as follows:

Weighted Average Grant Date Fair Value
Nonvested, January 1, 2020	2,038,955	2.04
Granted	879	2.34
Vested	(150,379)	0.57
Forfeited or canceled	(634,491)	1.83

Nonvested, June 30, 2020	1,254,965	2.33

Schedule of Stock-Based Compensation Activity

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activities (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Research and development	$31	$61	$112	$175
General and administrative	152	124	318	265

Total	$183	$185	$430	$440